Statements of Cash Flows (USD $)	4 Months Ended	12 Months Ended		85 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Operating activities
Net loss	$ (3,671,266)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	236,618
Depreciation expense	1,466
Issuance of convertible note for acquisition of license	500,000
Changes in operating assets and liabilities:
Accounts receivable, related party	(30,139)
Decrease in prepaid expenses	(42,562)
Other long-term assets	(149,949)
Other long-term assets, related party	(4,680)
Accounts payable and accrued expenses	832,933
Accounts payable, related party	134,563
Accrued interest, related party	36,483
Other liabilities	1,307,345
Net cash used in operating activities	(849,188)
Investing activities
Purchases of property and equipment	(28,112)
Net cash used in investing activities	(28,112)
Financing activities
Proceeds from issuance of related party convertible notes	2,000,000
Proceeds from the issuance of restricted stock awards	1,164
Net cash provided by financing activities	2,001,164
Net increase (decrease) in cash and cash equivalents	1,123,864
Cash and cash equivalents at end of period	1,123,864	1,123,864		1,123,864
Zeta Acquisition Corp III
Operating activities
Net loss		(30,734)	(28,611)	(204,691)
Changes in operating assets and liabilities:
Decrease in prepaid expenses		2,500	1,000
Increase (decrease) in accounts payable		2,052	(1,500)	2,402
Accrued interest, related party		6,827	5,877	24,002
Increase in accrued expenses		3,400		8,900
Net cash used in operating activities		(15,955)	(23,234)	(169,387)
Financing activities
Proceeds from issuance of related party convertible notes		15,000	25,000	135,000
Payments on notes payable, stockholders				(10,000)
Proceeds from issuance of common stock				50,000
Net cash provided by financing activities		15,000	25,000	175,000
Net increase (decrease) in cash and cash equivalents		(955)	1,766	5,613
Cash and cash equivalents at beginning of period		6,568	4,802
Cash and cash equivalents at end of period	$ 5,613	$ 5,613	$ 6,568	$ 5,613